UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, s# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     March 1, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $335,432 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BOARD                 COM              00762W107     7656   304526 SH       SOLE                    54100        0   250426
AMEDISYS INC                   COM              023436108     8087   185350 SH       SOLE                    31000        0   154350
AMERICAN REPROGRAPHICS CO      COM              029263100     5376   564726 SH       SOLE                    94600        0   470126
BALDWIN & LYONS INC            CL B             057755209     6178   263440 SH       SOLE                    43975        0   219465
BRINKS HOME SEC HLDGS INC      COM              109699108     5489   178257 SH       SOLE                    29800        0   148457
BROWN & BROWN INC              COM              115236101    12034   628100 SH       SOLE                   105100        0   523000
CAL DIVE INTL INC DEL          COM              12802T101    11723  1185289 SH       SOLE                   198400        0   986889
CARLISLE COS INC               COM              142339100     6579   194000 SH       SOLE                    34800        0   159200
CHARLES RIV LABS INTL INC      COM              159864107     9437   255200 SH       SOLE                    42800        0   212400
CHEMED CORP NEW                COM              16359R103     8348   190200 SH       SOLE                    31800        0   158400
CORPORATE EXECUTIVE BRD CO     COM              21988R102     4107   164937 SH       SOLE                    27500        0   137437
DESCARTES SYS GROUP INC        COM              249906108    18360  3336600 SH       SOLE                   638200        0  2698400
FIRSTSERVICE CORP              SUB VTG SH       33761N109    23845  1238100 SH       SOLE                   220200        0  1017900
FORWARD AIR CORP               COM              349853101     5846   252545 SH       SOLE                    42300        0   210245
FOSSIL  INC                    COM              349882100     7246   254700 SH       SOLE                    42600        0   212100
GILDAN ACTIVEWEAR INC          COM              375916103     5585   283000 SH       SOLE                    70000        0   213000
GLADSTONE INVT CORP            COM              376546107     4332   893298 SH       SOLE                   149223        0   744075
GRACO INC                      COM              384109104     6310   226399 SH       SOLE                    42000        0   184399
HEWITT ASSOCS INC              COM              42822Q100    10670   292900 SH       SOLE                    48900        0   244000
IMS HEALTH INC                 COM              449934108    10397   677300 SH       SOLE                   125700        0   551600
IDEX CORP                      COM              45167R104     6293   225139 SH       SOLE                    40000        0   185139
INTERACTIVE DATA CORP          COM              45840J107    11459   437217 SH       SOLE                    81300        0   355917
INTERNATIONAL SPEEDWAY CORP    COM              460335201     9112   330500 SH       SOLE                    55200        0   275300
INTERVAL LEISURE GROUP INC     COM              46113M108      161    12900 SH       SOLE                     2100        0    10800
KINETIC CONCEPTS INC           COM NEW          49460W208     7170   193900 SH       SOLE                    32500        0   161400
LHC GROUP INC                  COM              50187A107     7607   254157 SH       SOLE                    42500        0   211657
LENDER PROCESSING SVCS INC     COM              52602E102    10153   266000 SH       SOLE                    44600        0   221400
MTS SYS CORP                   COM              553777103     8136   278546 SH       SOLE                    46700        0   231846
MICROS SYS INC                 COM              594901100     5492   181900 SH       SOLE                    30400        0   151500
MIDDLEBY CORP                  COM              596278101     7181   130547 SH       SOLE                    21800        0   108747
QLOGIC CORP                    COM              747277101     8191   476200 SH       SOLE                    84300        0   391900
RITCHIE BROS AUCTIONEERS       COM              767744105     3642   148420 SH       SOLE                    29220        0   119200
SPDR TR			       UNIT SER 1       78462F103     6937    65700 SH       SOLE                        0        0    65700
SAGA COMMUNICATIONS INC        COM NEW          786598300     3233   241243 SH       SOLE                    38994        0   202249
SOTHEBYS                       COM              835898107     8218   476950 SH       SOLE                    84900        0   392050
STANTEC INC                    COM              85472N109     7489   299600 SH       SOLE                    54800        0   244800
TCF FINL CORP                  COM              872275102     3994   306300 SH       SOLE                    51300        0   255000
TEMPUR PEDIC INTL INC          COM              88023U101     7096   374670 SH       SOLE                    67400        0   307270
UNIVERSAL HLTH SVCS INC        COM              913903100    12269   198116 SH       SOLE                    36586        0   161530
WASHINGTON POST CO             CL B             939640108     7021    15000 SH       SOLE                     2500        0    12500
WILEY JOHN & SONS INC          COM              968223206     8163   234700 SH       SOLE                    39300        0   195400